Certain Balance Sheet Items Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Inventory, Raw Materials, Net of Reserves	$ 0	$ 119
Inventory, Work in Process, Net of Reserves	0	167
Inventory, Finished Goods, Net of Reserves	0	272
Inventories	$ 0	$ 558